Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

Other assets as of June 30, 2023 and December 31, 2022 are summarized as follows:

	2023	2022
Intangibles, net	60,993	62,480
Deposits or advance payments on machinery, molds, components or technology (see Note 15)	517,377	336,466
Other	12,370	12,370
	$590,740	$411,316

Other assets as of December 31, 2022 and 2021 are summarized as follows:

	December 31,	December 31,
	2022	2021
Acquisition (see Note 5)	$-	$472,701
Intangibles, net	62,480	-
Deposits or advance payments on machinery, molds and components (see Note 15)	336,466	-
Other	12,370	57,162
	$411,316	$529,863